SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) shares in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Significant Accounting Policies [Line Items]
Revenue expected to be recognized from remaining performance obligations	$ 2,400.2
Revenue expected to be recognized from remaining performance obligations, 2019	1,492.4
Derivative, net gain (loss)	$ 17.2	$ (3.8)
Anti-dilutive shares excluded from computation of earnings per share amount	419,565	527,783
Security Subscriptions and Software Updates and Maintenance
Significant Accounting Policies [Line Items]
Deferred revenue	$ 1,229.1	$ 1,184.7
Foreign Exchange Forward Contracts | Not Designated as Hedging Instrument
Significant Accounting Policies [Line Items]
Derivative, net gain (loss)	(24.3)	$ (5.6)
Derivative, notional amount	$ 194.9		$ 253.6
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Investment Income, Nonoperating	Investment Income, Nonoperating
Foreign Exchange Forward Contracts | Designated as Hedging Instrument | Cash Flow Hedging
Significant Accounting Policies [Line Items]
Derivative, notional amount	$ 335.5		$ 359.4